income taxes	6 Months Ended
Jun. 30, 2023
income taxes
income taxes
10	income taxes

Expense composition and rate reconciliation

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Current income tax expense
For the current reporting period	$118	$176	$265	$321
Adjustments recognized in the current period for income taxes of prior periods	(19)	(4)	(18)	(4)
	99	172	247	317
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(42)	(3)	(135)	(4)
Adjustments recognized in the current period for income taxes of prior periods	6	(2)	6	(2)
	(36)	(5)	(129)	(6)
	$63	$167	$118	$311

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Three-month periods ended June 30 ($ in millions)	2023		2022
Income taxes computed at applicable statutory rates	$62	24.2%	$171	25.7%
Adjustments recognized in the current period for income taxes of prior periods	(13)	(5.3)	(6)	(0.9)
(Non-taxable) non-deductible amounts, net	2	0.8	1	0.2
Withholding and other taxes	2	0.8	7	1.0
Losses not recognized	5	1.9	1	0.2
Foreign tax differential	4	1.5	(8)	(1.3)
Other	1	0.4	1	0.1
Income tax expense per Consolidated statements of income and other comprehensive income	$63	24.3%	$167	25.0%

Six-month periods ended June 30 ($ in millions)	2023		2022
Income taxes computed at applicable statutory rates	$125	23.3%	$311	25.6%
Adjustments recognized in the current period for income taxes of prior periods	(12)	(2.2)	(6)	(0.5)
(Non-taxable) non-deductible amounts, net	(7)	(1.3)	(1)	(0.0)
Withholding and other taxes	9	1.7	15	1.2
Losses not recognized	8	1.5	3	0.2
Foreign tax differential	(7)	(1.3)	(11)	(0.9)
Other	2	0.3	—	—
Income tax expense per Consolidated statements of income and other comprehensive income	$118	22.0%	$311	25.6%